Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	120 Months Ended
	Nov. 07, 2017	Apr. 30, 2016	Apr. 30, 2018	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026
C000012064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		$ 10,000			$ 11,512		$ 12,508		$ 13,587		$ 11,283		$ 17,212		$ 18,525		$ 18,297		$ 19,319		$ 21,561	$ 27,074
C000012097 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			12,097		13,144		14,765		14,746		21,615		21,165		21,538		26,587		29,799	38,987
C000012099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			11,495		12,537		13,817		12,680		17,290		17,985		18,440		21,441		23,413	29,991
C000012195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			12,015		13,073		13,574		10,579		17,291		18,031		17,563		20,107		21,189	27,095
C000012196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			12,186		13,050		13,646		11,246		18,663		15,822		15,371		17,572		18,014	24,376
C000042588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			10,602		10,265		12,197		10,416		14,316		16,007		13,632		13,880		15,966	18,947
C000099165 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			10,922		11,472		13,427		11,969		14,566		16,345		16,861		18,349		20,310	25,003
C000141931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			11,778		13,262		15,291		14,976		21,044		21,783		22,466		25,335		27,866	34,876
C000194634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value	$ 10,000		$ 10,216			$ 11,566		$ 10,993		$ 16,635		$ 17,252		$ 16,950		$ 19,855		$ 22,286		$ 28,457
S And P Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Total Market Index
Accumulated Value		10,000			11,858		13,408		15,095		14,916		22,525		21,768		22,045		26,988		30,026	39,443
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Accumulated Value		10,000			11,858		13,406		15,106		14,948		22,560		21,857		22,186		27,133		30,227	39,601
Morningstar US Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Market Index
Accumulated Value	10,000	10,000	10,333		11,840	11,677	13,398	11,612	15,142	17,424	15,057	16,914	22,594	17,180	21,933	21,104	22,277	23,534	27,366	30,820	30,517	39,965
Dow Jones U S Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Select Dividend Index
Accumulated Value		10,000			11,560		12,611		13,751		11,456		17,568		18,974		18,816		19,947		22,340	28,175
Morningstar US Large Mid Cap Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Large-Mid Cap Index (Spliced)
Accumulated Value		10,000			12,107		13,197		14,851		14,861		21,828		21,377		21,757		26,855		30,109	39,412
Morningstar US Large Mid Cap Broad Value Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Large-Mid Cap Broad Value Index (Spliced)
Accumulated Value		10,000			11,523		12,602		13,923		12,810		17,505		18,216		18,683		21,723		23,728	30,407
Morningstar US Mid Cap Broad Value Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Mid Cap Broad Value Index (Spliced)
Accumulated Value		10,000			12,059		13,153		13,688		10,694		17,526		18,283		17,806		20,402		21,509	27,505
Morningstar US Small Cap Extended Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Cap Extended Index (Spliced)
Accumulated Value		10,000			12,210		13,099		13,722		11,329		18,800		15,932		15,444		17,634		18,071	24,438
FTSE Nareit Equity REITS 40 Act Capped Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE Nareit Equity REITS 40 Act Capped Index (Spliced)
Accumulated Value		10,000			10,627		10,280		12,221		10,446		14,360		16,071		13,692		13,957		16,060	19,078
Morningstar Dividend Yield Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Dividend Yield Focus Index
Accumulated Value		10,000			10,928		11,487		13,460		12,009		14,624		16,422		16,954		18,471		20,456	25,213
Morningstar US Dividend Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Dividend Growth Index
Accumulated Value		$ 10,000			$ 11,783		$ 13,275		$ 15,322		$ 15,017		$ 21,119		$ 21,879		$ 22,578		$ 25,474		$ 28,039	$ 35,129
Morningstar US Dividend and Buyback Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Dividend and Buyback Index
Accumulated Value	$ 10,000		$ 10,231			$ 11,614		$ 11,062		$ 16,790		$ 17,459		$ 17,177		$ 20,131		$ 22,616		$ 28,888